Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2013, were as follows:

(millions)	Commitments
2014	$46.0
2015	38.2
2016	27.6
2017	16.1
2018	9.5
Thereafter	7.2
Total	$144.6

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2013	$64.6
2012	71.9
2011	80.8